Income Taxes - Composition of Deferred Tax Assets and Liabilities Reconciled in Consolidated Balance Sheets (Detail) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015		Nov. 22, 2016	Dec. 31, 2014
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities						€ (159,992)
Business Combination Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Assets	[1]					2,000
Change in Deferred Tax Assets [Roll Forward]
Capitalized R&D expenditures beginning balance		€ 12,625		€ 14,593
R&D credits beginning balance		16,406		43,361
Inventories beginning balance		75,527		63,012
Deferred revenue beginning balance		35,420		21,249
Accrued and other liabilities beginning balance		47,226		47,350
Installation and warranty reserve beginning balance		11,042		13,670
Tax effect carry-forward losses beginning balance		20,893		39,106
Property, plant and equipment beginning balance		7,171		6,295
Restructuring and impairment beginning balance		1,861		2,283
Alternative minimum tax credits beginning balance		6,130	[2]	5,505	[3]
Share-based payments beginning balance		12,514		9,365
Other temporary differences beginning balance		24,460		26,398
Total deferred tax assets beginning balance		271,275	[4]	292,187	[5]
Changes in deferred tax assets in Consolidated Statements of Operations		(65,645)		(34,752)
Changes in deferred tax assets in foreign exchange		(1,308)		1,519
Capitalized R&D expenditures ending balance		9,462		12,625
R&D credits ending balance		133		16,406
Inventories ending balance		80,630		75,527
Deferred revenue ending balance		47,428		35,420
Accrued and other liabilities ending balance		59,253		47,226
Installation and warranty reserve ending balance		15,741		11,042
Tax effect carry-forward losses ending balance		2,693		20,893
Property, plant and equipment ending balance		10,983		7,171
Restructuring and impairment ending balance		679		1,861
Alternative minimum tax credits ending balance	[2]	5,142		6,130
Share-based payments ending balance		13,992		12,514
Other temporary differences ending balance		24,991		24,460
Total deferred tax assets ending balance	[4]	271,127		271,275
Intangible fixed assets beginning balance		(225,450)		(219,141)
Property, plant and equipment beginning balance		(40,286)		(29,435)
Borrowing costs beginning balance		(1,913)		(1,887)
Other temporary differences beginning balance		(4,144)		(9,009)
Total deferred tax liabilities beginning balance		(271,793)		(259,472)
Deferred Tax Assets (Liabilities), Net		(225,463)		(518)			€ 32,715
Net increase in deferred tax asset, acquired through business combinations		(157,992)
Intangible fixed assets ending balance		(432,443)		(225,450)
Property, plant and equipment ending balance		(44,678)		(40,286)
Borrowing costs ending balance		(1,762)		(1,913)
Other temporary differences ending balance		(17,707)		(4,144)
Total deferred tax liabilities ending balance		(496,590)		(271,793)
Deferred tax assets - current		0	[6]	133,131	[6],[7]		159,460
Deferred tax assets - non-current		34,940	[6]	29,012	[6],[7]		28,760
Deferred tax liabilities - current		0	[6],[7]	(2,379)	[6],[7]		(1,928)
Deferred tax liabilities - non-current		(260,403)	[7]	(160,282)	[7]		(153,577)
Valuation allowances recognized in relation to deferred tax assets		42,400		29,900			€ 25,400
Capitalized R&D Expenditures [Member]
Change in Deferred Tax Assets [Roll Forward]
Changes in deferred tax assets in Consolidated Statements of Operations		(3,524)		(3,626)
Changes in deferred tax assets in foreign exchange		361		1,658
R&D Credits [Member]
Change in Deferred Tax Assets [Roll Forward]
Changes in deferred tax assets in Consolidated Statements of Operations		(15,819)		(31,589)
Changes in deferred tax assets in foreign exchange		(454)		4,634
Inventories [Member]
Change in Deferred Tax Assets [Roll Forward]
Changes in deferred tax assets in Consolidated Statements of Operations		1,395		8,160
Changes in deferred tax assets in foreign exchange		3,708		4,355
Deferred Revenue [Member]
Change in Deferred Tax Assets [Roll Forward]
Changes in deferred tax assets in Consolidated Statements of Operations		10,623		12,115
Changes in deferred tax assets in foreign exchange		1,385		2,056
Accrued and Other Liabilities [Member]
Change in Deferred Tax Assets [Roll Forward]
Changes in deferred tax assets in Consolidated Statements of Operations		9,424		(5,391)
Changes in deferred tax assets in foreign exchange		2,603		5,267
Installation and Warranty Reserve [Member]
Change in Deferred Tax Assets [Roll Forward]
Changes in deferred tax assets in Consolidated Statements of Operations		3,914		(4,319)
Changes in deferred tax assets in foreign exchange		785		1,691
Tax Effect Carry-Forward Losses [Member]
Change in Deferred Tax Assets [Roll Forward]
Changes in deferred tax assets in Consolidated Statements of Operations		(19,461)		(20,215)
Changes in deferred tax assets in foreign exchange		1,261		2,002
Property, Plant and Equipment [Member]
Change in Deferred Tax Assets [Roll Forward]
Changes in deferred tax assets in Consolidated Statements of Operations		3,424		360
Changes in deferred tax assets in foreign exchange		388		516
Restructuring and Impairment [Member]
Change in Deferred Tax Assets [Roll Forward]
Changes in deferred tax assets in Consolidated Statements of Operations		(1,166)		(680)
Changes in deferred tax assets in foreign exchange		(16)		258
Alternative Minimum Tax Credits [Member]
Change in Deferred Tax Assets [Roll Forward]
Changes in deferred tax assets in Consolidated Statements of Operations		(1,276)	[2]	0	[3]
Changes in deferred tax assets in foreign exchange		288	[2]	625	[3]
Share-Based Payments [Member]
Change in Deferred Tax Assets [Roll Forward]
Changes in deferred tax assets in Consolidated Statements of Operations		842		2,129
Changes in deferred tax assets in foreign exchange		636		1,020
Other Temporary Differences [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Business Combination Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Assets						2,000
Change in Deferred Tax Assets [Roll Forward]
Changes in deferred tax assets in Consolidated Statements of Operations		(1,419)		(7,511)
Changes in deferred tax assets in foreign exchange		(50)		5,573
Deferred Tax Assets [Member]
Change in Deferred Tax Assets [Roll Forward]
Changes in deferred tax assets in Consolidated Statements of Operations		(13,043)	[4]	(50,567)	[5]
Changes in deferred tax assets in foreign exchange		10,895	[4]	29,655	[5]
Intangible Fixed Assets [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities						(144,541)
Decrease In Deferred Tax Liability In Income Statement		(52,370)		18,586
Change in Deferred Tax Assets [Roll Forward]
Decrease In Deferred Tax Liabilities In Foreign Exchange		(10,082)		(24,895)
Property Plant and Equipment [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Decrease In Deferred Tax Liability In Income Statement		(2,160)		(8,273)
Change in Deferred Tax Assets [Roll Forward]
Decrease In Deferred Tax Liabilities In Foreign Exchange		(2,232)		(2,578)
Borrowing Costs [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Decrease In Deferred Tax Liability In Income Statement		151		(26)
Change in Deferred Tax Assets [Roll Forward]
Decrease In Deferred Tax Liabilities In Foreign Exchange		0		0
Other Temporary Differences [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities						€ (15,451)
Decrease In Deferred Tax Liability In Income Statement		1,777		5,528
Change in Deferred Tax Assets [Roll Forward]
Decrease In Deferred Tax Liabilities In Foreign Exchange		111		(663)
Deferred Tax Liability [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Decrease In Deferred Tax Liability In Income Statement		(52,602)		15,815
Change in Deferred Tax Assets [Roll Forward]
Decrease In Deferred Tax Liabilities In Foreign Exchange		€ (12,203)		€ (28,136)

[1]	Amounts were converted into euro at the rate of TWD/EUR 33.965.
[2]	Alternative minimum tax credits relate to prepaid US taxes which are credited against future taxable profits after the carry-forward losses and other available tax attributes are used. These alternative minimum tax credits never expire.
[3]	Alternative minimum tax credits relate to prepaid US taxes which are credited against future taxable profits after the carry-forward losses are used.
[4]	Valuation allowances recognized in relation to deferred tax assets as of December 31, 2016 amounted to EUR 42.4 million (2015: EUR 29.9 million)
[5]	Valuation allowances recognized in relation to deferred tax assets as of December 31, 2015 amounted to EUR 29.9 million (2014: EUR 25.4 million)
[6]	As of January 1, 2016, ASML early adopted the amendment to ASC 740 “Income taxes (Topic 740): Balance Sheet Classification of Deferred Taxes”, which requires that deferred tax liabilities and assets are classified as non-current in the consolidated balance sheets. The comparative figures have not been adjusted to reflect this change in accounting policy.
[7]	As of January 1, 2016, ASML early adopted the amendment to ASC 740 “Income taxes (Topic 740): Balance Sheet Classification of Deferred Taxes”, which requires that deferred tax liabilities and assets are classified as non-current in the consolidated balance sheets. The comparative figures have not been adjusted to reflect this change in accounting policy.